AC ONE China Fund

Institutional Class – ACOIX

Supplement dated August 15, 2017 to:

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
dated October 28, 2016

Wonmyoung Lee is no longer serving as a Portfolio Manager of the Fund. Effective immediately, all references to Mr. Lee should be deleted in their entirety.

Thank you for your investment. If you have any questions, please call the Fund toll-free at (888) 964-0788.

This supplement should be retained with your Summary Prospectus, Prospectus and SAI for future reference.